Congress Mid Cap Growth Fund
Congress Mid Cap Growth Fund
Investment Objective
The Congress Mid Cap Growth Fund (the “Mid Cap Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Congress Mid Cap Growth Fund	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Congress Mid Cap Growth Fund		Retail Class	Institutional Class
Management Fees		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.57%	0.57%
Total Annual Fund Operating Expenses		1.42%	1.17%
Fee Waiver and/or Expense Reimbursement		(0.42%)	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.00%	0.75%
[1]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Mid Cap Fund to 1.00% of the Mid Cap Fund's Retail Class shares' and 0.75% of the Institutional Class shares' average net assets (the "Expense Caps"). The Expense Caps are indefinite, and will remain in effect until at least April 30, 2015. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
The Example below is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year only).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Congress Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	102	408	736	1,666
Institutional Class	77	330	603	1,383

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies.  The Fund invests primarily in publicly traded stocks of U.S. companies which the Advisor considers to have a mid-size market capitalization (currently between $1 billion and $10 billion at the time of purchase).  The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small-capitalization and large-capitalization companies (i.e., currently small-capitalization companies are those with capitalizations of less than $1 billion and large-capitalization companies are those with capitalizations over $10 billion at the time of purchase).  The Fund may invest up to 15% of its total assets in the securities of foreign issuers traded on foreign exchanges or in foreign currencies or through American Depositary Receipts (“ADRs”) and similar investments, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth.  The Advisor employs a “bottom-up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes earnings growth and free cash flow.  The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Principal Risks of Investing in the Mid Cap Fund
There is a risk that you could lose all or a portion of your investment in the Fund.  The principal risks of an investment in the Fund include:

●
Equity Market Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

●
Foreign Investment Risk:  Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.

●
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Growth Style Investment Risk: Growth stocks fall out of favor with investors.

●
Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for a Fund.

●	Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

●
Sector-Focus Risk:   Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

●
Small and Medium Companies Risk:  Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Performance Information
Performance

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below illustrates how Retail Class shares of the   Fund’s total returns have varied since inception.  The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.congressasset.com/funds.

Congress Mid Cap Growth Fund Calendar Year Total Return as of December 31 Retail Class

Highest Quarterly Return:	Q3, 2013	10.70%

Lowest Quarterly Return:	Q2, 2013	3.42

Average Annual Total Returns as of December 31, 2013
Average Annual Returns Congress Mid Cap Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Retail Class Shares Return Before Taxes	35.72%	31.69%	Oct. 31, 2012
After Taxes on Distributions Retail Class	Retail Class Shares Return After Taxes on Distributions	34.99%	31.08%
After Taxes on Distributions and Sale of Fund Shares Retail Class	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	20.38%	24.07%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	28.80%
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	35.74%	34.44%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).